Performance B.6.3 Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ (34,000,000)	$ 124,000,000
(Charge)/credit to income statement	31,000,000	33,000,000
Change in scope	(73,000,000)	(184,000,000)
Accounting policy changes		4,000,000
Transfers to assets held for sale	(3,000,000)
Exchange differences	0	(11,000,000)
End of period	(79,000,000)	(34,000,000)
Deferred tax assets	200,000,000	202,000,000	[1],[2]	$ 191,000,000	$ 180,000,000
Deferred tax liabilities	(279,000,000)	(236,000,000)	[1],[2]	$ (62,000,000)	(56,000,000)
Deductible temporary differences	4,923,000,000	5,112,000,000
Unrecognized tax losses	4,705,000,000	4,886,000,000			4,844,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	697,000,000
Deferred tax assets, intragroup dividends	26,000,000	34,000,000			32,000,000
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(52,000,000)	(52,000,000)
Deferred tax liabilities	52,000,000	52,000,000
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(178,000,000)	32,000,000
(Charge)/credit to income statement	41,000,000	(18,000,000)
Change in scope	(82,000,000)	(192,000,000)
Accounting policy changes		0
Transfers to assets held for sale	0
Exchange differences	2,000,000	0
End of period	(217,000,000)	(178,000,000)
Deductible temporary differences	92,000,000	92,000,000
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	84,000,000	76,000,000
Deferred tax liabilities	(301,000,000)	(254,000,000)
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	44,000,000	52,000,000
(Charge)/credit to income statement	(15,000,000)	(3,000,000)
Change in scope	5,000,000	0
Accounting policy changes		0
Transfers to assets held for sale	0
Exchange differences	0	(5,000,000)
End of period	34,000,000	44,000,000
Deductible temporary differences	4,705,000,000	4,886,000,000
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	34,000,000	44,000,000
Deferred tax liabilities	0	0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(34,000,000)	(32,000,000)
(Charge)/credit to income statement	8,000,000	(2,000,000)
Change in scope	0	0
Accounting policy changes		0
Transfers to assets held for sale	0
Exchange differences	0	0
End of period	(26,000,000)	(34,000,000)
Deferred tax liabilities	0	(584,000,000)			(842,000,000)
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(26,000,000)	(34,000,000)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	134,000,000	72,000,000
(Charge)/credit to income statement	(3,000,000)	56,000,000
Change in scope	4,000,000	8,000,000
Accounting policy changes		4,000,000
Transfers to assets held for sale	(3,000,000)
Exchange differences	(2,000,000)	(6,000,000)
End of period	130,000,000	134,000,000
Deductible temporary differences	126,000,000	134,000,000
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	134,000,000	134,000,000
Deferred tax liabilities	(4,000,000)	0
Less than 1 year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	0			39,000,000
1 to 5 years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	2,000,000	3,000,000			494,000,000
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	493,000,000	493,000,000			0
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 4,209,000,000	$ 4,390,000,000			$ 4,311,000,000

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).